Investments (Details 32) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Loan and Lease Losses, Provision for Loss, Net
Beginning Balance	$ 664	$ 721	$ 304
Provision/(release)	(145)	9	475
Charge-offs, net of recoveries	(19)	(66)	(58)
Transfer to held-for-sale	19
Ending Balance	481	664	721
Commercial mortgage loans portfolio segment [Member]
Allowance for Loan and Lease Losses, Provision for Loss, Net
Beginning Balance	562	589	232
Provision/(release)	(152)	(5)	384
Charge-offs, net of recoveries	(12)	(22)	(27)
Transfer to held-for-sale	0
Ending Balance	398	562	589
Agricultural mortgage loans portfolio segment [Member]
Allowance for Loan and Lease Losses, Provision for Loss, Net
Beginning Balance	88	115	61
Provision/(release)	(3)	12	79
Charge-offs, net of recoveries	(4)	(39)	(25)
Transfer to held-for-sale	0
Ending Balance	81	88	115
Residential mortgage loans portfolio segment [Member]
Allowance for Loan and Lease Losses, Provision for Loss, Net
Beginning Balance	14	17	11
Provision/(release)	10	2	12
Charge-offs, net of recoveries	(3)	(5)	(6)
Transfer to held-for-sale	19
Ending Balance	$ 2	$ 14	$ 17